Schedule I — Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)		Mar. 31, 2025	Mar. 31, 2024
ASSETS
Cash		$ 6,423
Due from a subsidiary		255,846	262,256
Total current asset		262,269	262,256
Investment in a subsidiary		1,538,469	1,538,462
TOTAL ASSETS		1,800,738	1,800,718
LIABILITY AND SHAREHOLDERS’ EQUITY
Due to related parties		1,800,625	1,800,618
TOTAL LIABILITY		1,800,625	1,800,618
SHAREHOLDERS’ EQUITY
Subscription receivables		(128)
Retained earnings		13
Total Shareholders’ Equity		113	100
TOTAL LIABILITY AND SHAREHOLDERS’ EQUITY		1,800,738	1,800,718
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary Shares, value	[1]	178	100
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary Shares, value	[1]	$ 50

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation